Pay vs Performance Disclosure number in Thousands	12 Months Ended
	Feb. 03, 2024 USD ($)	Jan. 28, 2023 USD ($)	Jan. 29, 2022 USD ($)	Jan. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)	Net (Loss) Income ($ in thousands) (6)	Operating (Loss) Income ($ in thousands) (7)
2023	1,216,116	1,103,348	784,820	883,639	69.16	168.17	(34,492)	(30,982)
2022	1,275,947	948,231	568,574	97,077	80.01	156.18	9,677	11,187
2021	3,300,130	3,720,832	1,197,077	1,401,360	117.16	171.48	64,249	87,595
2020	1,113,109	1,632,185	558,283	801,623	90.12	170.56	(1,145)	(3,040)

Company Selected Measure Name	operating (loss) income
Named Executive Officers, Footnote	Our PEO was Edmond Thomas for each of the fiscal years presented above until his retirement from the Company effective January 21, 2024, at which time our PEO was Hezy Shaked, Interim President and Chief Executive Officer, for the remainder of fiscal 2023 ended February 3, 2024. Amounts in this column represent the total compensation paid to our PEO in each listed fiscal year as shown in our Summary Compensation Table or, for our NEOs other than our PEO, the average amount of the total compensation paid to our NEOs as shown in the "Total" column of our Summary Compensation Table for the applicable fiscal year.
Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR of the S&P 400 Apparel Retail Index (the “Peer Group TSR”), as used in the Company's Stock Performance Graph in our Annual Report.
PEO Total Compensation Amount	$ 1,216,116	$ 1,275,947	$ 3,300,130	$ 1,113,109
PEO Actually Paid Compensation Amount	$ 1,103,348	948,231	3,720,832	1,632,185
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2020		2021		2022		2023
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(204,588)	(112,293)	(563,431)	(316,930)	(248,797)	(180,378)	(178,754)	(393,749)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	715,805	393,799	754,110	424,187	238,839	175,149	225,598	525,608
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—	—	—

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	55,535	18,678	196,104	97,026	(254,590)	(148,511)	(39,080)	(23,448)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(47,676)	(56,844)	33,919	—	(63,168)	(34,966)	(210,895)	(9,592)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	(282,791)	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—	90,363	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—	—	—
Total adjustments	519,076	243,340	420,702	204,283	(327,716)	(471,497)	(112,768)	98,819

Non-PEO NEO Average Total Compensation Amount	$ 784,820	568,574	1,197,077	558,283
Non-PEO NEO Average Compensation Actually Paid Amount	$ 883,639	97,077	1,401,360	801,623
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2020		2021		2022		2023
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(204,588)	(112,293)	(563,431)	(316,930)	(248,797)	(180,378)	(178,754)	(393,749)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	715,805	393,799	754,110	424,187	238,839	175,149	225,598	525,608
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—	—	—

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	55,535	18,678	196,104	97,026	(254,590)	(148,511)	(39,080)	(23,448)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(47,676)	(56,844)	33,919	—	(63,168)	(34,966)	(210,895)	(9,592)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	(282,791)	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—	90,363	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—	—	—
Total adjustments	519,076	243,340	420,702	204,283	(327,716)	(471,497)	(112,768)	98,819

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid Versus Company TSR and Peer Group TSR
The graph below reflects the relationship between the PEO and average Non-PEO NEOs compensation actually paid and the Company's cumulative TSR (assuming an initial fixed investment of $100 for the fiscal years ended 2020, 2021, 2022, and 2023).
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid Versus Net (Loss) Income
The graph below reflects the relationship between the PEO and average Non-PEO NEOs compensation actually paid and the Company's net (loss) income for the fiscal years ended 2020, 2021, 2022, and 2023.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid Versus Operating (Loss) Income
The graph below reflects the relationship between the PEO and average Non-PEO NEOs compensation actually paid and the Company's operating (loss) income for the fiscal years ended 2020, 2021, 2022, and 2023.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid Versus Company TSR and Peer Group TSR
The graph below reflects the relationship between the PEO and average Non-PEO NEOs compensation actually paid and the Company's cumulative TSR (assuming an initial fixed investment of $100 for the fiscal years ended 2020, 2021, 2022, and 2023).
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Tabular List, Table

Most Important Financial Performance Measures
•Operating (Loss) Income
•Comparable Store Net Sales

Total Shareholder Return Amount	$ 69.16	80.01	117.16	90.12
Peer Group Total Shareholder Return Amount	168.17	156.18	171.48	170.56
Net Income (Loss)	$ (34,492,000)	$ 9,677,000	$ 64,249,000	$ (1,145,000)
Company Selected Measure Amount	(30,982)	11,187	87,595	(3,040)
Additional 402(v) Disclosure	Dollar amounts represent the average of the total compensation paid to our NEOs other than our PEO as a group. For Fiscal 2023 our non-PEO NEOs reflected in the table are Michael Henry, Laura Janney, and Jon Kosoff. For fiscal 2022 and 2021, our non-PEO NEOs reflected in this table are Hezy Shaked, Michael Henry, Bobby Goodwin, and Jon Kosoff. For fiscal 2020, our non-PEO NEOs included Hezy Shaked, Tricia Smith, Michael Henry and Jon Kosoff.Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company's share price at the end and beginning of the measurement period by the Company's share price at the beginning of the measurement period. The dollar amounts reported represent the amount of net (loss) income reflected in the Company's audited financial statements for the applicable fiscal year.The dollar amounts reported represent the amount of operating (loss) income reflected in the Company's audited financial statements for the applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	•Operating (Loss) Income
Measure:: 2
Pay vs Performance Disclosure
Name	•Comparable Store Net Sales
Edmond Thomas [Member]
Pay vs Performance Disclosure
PEO Name	Edmond Thomas
Hezy Shaked [Member]
Pay vs Performance Disclosure
PEO Name	Hezy Shaked
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (112,768)	$ (327,716)	$ 420,702	$ 519,076
PEO | Equity Award Value Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(178,754)	(248,797)	(563,431)	(204,588)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	225,598	238,839	754,110	715,805
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(39,080)	(254,590)	196,104	55,535
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(210,895)	(63,168)	33,919	(47,676)
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
PEO | Equity Awards Modified During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	90,363	0	0	0
PEO | Pension Adjustments, Change in Actuarial Present Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Pension	0	0	0	0
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Pension	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	98,819	(471,497)	204,283	243,340
Non-PEO NEO | Equity Award Value Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(393,749)	(180,378)	(316,930)	(112,293)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	525,608	175,149	424,187	393,799
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(23,448)	(148,511)	97,026	18,678
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(9,592)	(34,966)	0	(56,844)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	(282,791)	0	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Equity Awards Modified During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Pension Adjustments, Change in Actuarial Present Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Pension	0	0	0	0
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Pension	$ 0	$ 0	$ 0	$ 0